Summary of Significant Accounting Policies (Schedule of Components of Accumulated Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Interest Rate Swaps
Balance at beginning of period	$ (1,809,531)	$ (2,054,874)	$ (2,194,073)
Other comprehensive income (loss)	576,985	245,343	139,199
Balance at end of period	(1,232,546)	(1,809,531)	(2,054,874)
Defined Benefit Plans
Balance at beginning of period	(2,140,554)	(1,978,464)	(1,672,750)
Other comprehensive income (loss)	1,221,866	(162,090)	(305,714)
Balance at end of period	(918,688)	(2,140,554)	(1,978,464)
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(3,950,085)	(4,033,338)	(3,866,823)
Other comprehensive income	1,798,851	83,253	(166,515)
Balance at end of period	$ (2,151,234)	$ (3,950,085)	$ (4,033,338)